Current and deferred income tax liability (Details 3) - Temporary differences - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital and capital losses	$ 62,250	$ 46,364
Property, plant and equipment	83	49
Mineral properties	2,280	2,236
Other	(37)	(56)
TOTAL	$ 64,576	$ 48,593